FRANKLIN TEMPLETON INVESTMENTS

ONE FRANKLIN PARKWAY

SAN MATEO, CA 94403

May 1, 2013

Filed Via EDGAR (CIK #0000876441)

Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

     RE:  FRANKLIN TEMPLETON INTERNATIONAL TRUST

          File Nos. 033-41340 and 811-06336

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on April 30, 2013.

Sincerely yours,

FRANKLIN TEMPLETON INTERNATIONAL TRUST

/S/ Karen L. Skidmore

Karen L. Skidmore

Vice President and Secretary

KLS/ksa

cc:  Bruce G. Leto, Esq.

Brian E. Lorenz, Esq.